Selling and marketing expenses	6 Months Ended
Jun. 30, 2026
Selling and marketing expenses
Selling and marketing expenses

9.Selling and marketing expenses

The following table summarizes selling and marketing expenses for the three and six months ended June 30, 2026 and 2025:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Advertising costs	(67,055)	(91,460)	(31,622)	(50,900)
Employee benefits expenses	(2,058)	(2,747)	(1,002)	(1,394)
Depreciation and amortization	(70)	(358)	(54)	(209)
	(69,183)	(94,565)	(32,678)	(52,503)